Other Operating Income/(Expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 195	£ 283	£ 9,661
Fair value remeasurements on contingent consideration	(1,012)	(2,205)	(1,965)
Other operating expenses	(1,965)	(3,405)	7,715
US tax reform [member]
Disclosure of other operating income expense [line items]
Other operating expenses	(666)
Vaccines business acquisition [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	53
Ofatumumab [member]
Disclosure of other operating income expense [line items]
Milestone income included in disposal of businesses		£ 152
Disposal of the divestment			200
Oncology [member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets			£ 9,228
Anaesthesia [member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	250
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ 909